Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lease liabilities by current and non-current classification

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Long term lease liabilities	2,645	1,580
Current lease liabilities	516	362
Total lease liabilities	3,161	1,942

Schedule of maturity of lease liabilities

A maturity analysis of lease liabilities based on contractual undiscounted gross cash flow is reported below:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Less than one year	668	425
Within 2 - 5 years	2,371	1,653
More than 5 years	895	262
Total lease liabilities (undiscounted)	3,934	2,340

Summary of cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
Payment	2022	2021
	£ 000	£ 000
Right of use assets	484	240
Low value leases	—	—
Short term leases	190	49
Total cash outflow	674	289

Schedule of reconciliation of lease liabilities

A reconciliation of the lease creditors is shown below:

£000
As at January 1, 2021	1,021
Additions	1,084
Interest element of payments to finance lease creditors	(78)
Principal element of payments to finance lease creditors	(162)
Interest expense of leases	77
As at December 31, 2021	1,942
Additions	1,560
Interest element of payments to finance lease creditors	(142)
Principal element of payments to finance lease creditors	(342)
Interest expense of leases	143
As at December 31, 2022	3,161